Business Segments and Related Information - Segment Results of Operations (Detail) € in Millions		12 Months Ended
		Dec. 31, 2025 EUR (€) employee		Dec. 31, 2024 EUR (€) employee		Dec. 31, 2023 EUR (€) employee
Disclosure of operating segments [line items]
Net revenues	[1]	€ 31,434		€ 31,504		€ 31,155
Provision for credit losses		1,707		1,830		1,505
Noninterest expenses
Compensation and benefits		11,813		11,731		11,131
General and administrative expenses		8,860		11,243		10,112
Impairment of goodwill and other intangible assets		0		0		233
Restructuring activities		(15)		(3)		220
Total noninterest expenses		20,658		22,971		21,695
Noncontrolling interests		0		0		0
Profit (loss) before income taxes		9,069		6,703		7,955
Assets		1,440,000		1,391,000		1,317,000
Loans (gross of allowance for loan losses)		484,000		490,000		485,000
Additions to non-current assets		2,042		2,091		2,118
Deposits		695,000		668,000		625,000
Average allocated shareholders' equity		68,543		66,353		63,149
Risk-weighted assets		347,000		357,000		350,000
of which: operational risk RWA		63,000	[2]	58,000	[3]	57,000	[4]
Leverage exposure		€ 1,327,000		€ 1,316,000		€ 1,240,000
Employees (full-time equivalent) | employee		89,879		89,753		90,130
Post-tax return on average shareholders equity		8.50%	[5],[6]	5.50%	[7],[8]	9.10%	[9],[10]
Post-tax return on average tangible shareholders' equity		9.40%	[5],[6]	6.20%	[7],[8]	10.20%	[9],[10]
Cost/income ratio		65.70%	[11]	72.90%	[12]	69.60%	[13]
Includes:
Net interest income		€ 15,673		€ 15,161		€ 16,122
Net income (loss) from equity method investments		(6)		12		(38)
Includes:
Equity method Investments		924		1,028		1,013
Corporate Bank
Disclosure of operating segments [line items]
Net revenues		7,400		7,506		7,718
Provision for credit losses		194		347		266
Noninterest expenses
Compensation and benefits		1,632		1,611		1,539
General and administrative expenses		2,971		3,448		3,088
Impairment of goodwill and other intangible assets		0		0		0
Restructuring activities		0		(1)		(4)
Total noninterest expenses		4,603		5,058		4,623
Noncontrolling interests		0		0		0
Profit (loss) before income taxes		2,603		2,101		2,828
Assets	[14],[15]	323,000		280,000		264,000
Loans (gross of allowance for loan losses)	[14]	120,000		117,000		117,000
Additions to non-current assets		14		12		13
Deposits	[14]	329,000		313,000		289,000
Average allocated shareholders' equity		12,199		11,681		11,280
Risk-weighted assets		72,000		78,000		69,000
of which: operational risk RWA	[14],[16]	11,000	[2]	11,000	[3]	6,000	[4]
Leverage exposure		€ 358,000		€ 339,000		€ 307,000
Employees (full-time equivalent) | employee	[14]	27,320		26,280		25,356
Post-tax return on average shareholders equity		14.10%	[5],[6]	11.90%	[7],[8]	17.10%	[9],[10]
Post-tax return on average tangible shareholders' equity		15.30%	[5],[6]	12.70%	[7],[8]	18.50%	[9],[10]
Cost/income ratio	[17]	62.20%	[11]	67.40%	[12]	59.90%
Includes:
Net interest income		€ 4,567		€ 4,987		€ 5,241
Net income (loss) from equity method investments		4		(1)		(6)
Includes:
Equity method Investments		101		90		91
Investment Bank
Disclosure of operating segments [line items]
Net revenues	[18]	11,541		10,557		9,160
Provision for credit losses		827		549		431
Noninterest expenses
Compensation and benefits		2,894		2,690		2,534
General and administrative expenses		3,782		3,970		4,082
Impairment of goodwill and other intangible assets		0		0		233
Restructuring activities		0		0		(3)
Total noninterest expenses		6,675		6,660		6,846
Noncontrolling interests		16		5		3
Profit (loss) before income taxes		4,022		3,344		1,880
Assets	[19],[20]	736,000		756,000		658,000
Loans (gross of allowance for loan losses)	[20]	115,000		110,000		101,000
Additions to non-current assets		6		3		89
Deposits	[20]	28,000		22,000		18,000
Average allocated shareholders' equity		23,967		23,631		22,953
Risk-weighted assets		136,000		130,000		140,000
of which: operational risk RWA	[20],[21]	18,000	[2]	15,000	[3]	22,000	[4]
Leverage exposure		€ 602,000		€ 593,000		€ 546,000
Employees (full-time equivalent) | employee	[20]	20,592		20,065		19,899
Post-tax return on average shareholders equity		10.80%	[5],[6]	9.10%	[7],[8]	4.90%	[9],[10]
Post-tax return on average tangible shareholders' equity		11.20%	[5],[6]	9.40%	[7],[8]	5.10%	[9],[10]
Cost/income ratio	[22]	57.80%	[11]	63.10%	[12]	74.70%	[13]
Includes:
Net interest income		€ 4,681		€ 3,372		€ 2,887
Net income (loss) from equity method investments		(69)		(46)		(70)
Includes:
Equity method Investments		264		379		413
Private Bank
Disclosure of operating segments [line items]
Net revenues		9,665		9,386		9,571
Provision for credit losses		578		851		783
Noninterest expenses
Compensation and benefits		2,795		2,938		2,808
General and administrative expenses		3,958		4,395		4,718
Impairment of goodwill and other intangible assets		0		0		0
Restructuring activities		(15)		(3)		228
Total noninterest expenses		6,738		7,331		7,755
Noncontrolling interests		0		0		0
Profit (loss) before income taxes		2,348		1,204		1,032
Assets	[23],[24]	316,000		324,000		331,000
Loans (gross of allowance for loan losses)	[23]	247,000		257,000		261,000
Additions to non-current assets		65		160		90
Deposits	[25]	329,000		320,000		308,000
Average allocated shareholders' equity		14,763		13,995		13,681
Risk-weighted assets		92,000		97,000		86,000
of which: operational risk RWA	[23],[26]	15,000	[2]	14,000	[3]	8,000	[4]
Leverage exposure		€ 326,000		€ 336,000		€ 339,000
Employees (full-time equivalent) | employee	[23]	35,443		37,059		38,465
Post-tax return on average shareholders equity		10.10%	[5],[6]	5.10%	[7],[8]	4.50%	[9],[10]
Post-tax return on average tangible shareholders' equity		10.50%	[5],[6]	5.10%	[7],[8]	4.80%	[9],[10]
Cost/income ratio	[27]	69.70%	[11]	78.10%	[12]	81.00%	[13]
Includes:
Net interest income		€ 6,169		€ 5,786		€ 6,156
Net income (loss) from equity method investments		4		21		(5)
Includes:
Equity method Investments		102		102		84
Asset Management
Disclosure of operating segments [line items]
Net revenues		3,077		2,649		2,383
Provision for credit losses		(2)		(1)		(1)
Noninterest expenses
Compensation and benefits		952		919		891
General and administrative expenses		871		904		934
Impairment of goodwill and other intangible assets		0		0		0
Restructuring activities		0		0		0
Total noninterest expenses		1,823		1,823		1,825
Noncontrolling interests		272		194		163
Profit (loss) before income taxes		983		632		396
Assets	[28],[29]	11,000		11,000		10,000
Loans (gross of allowance for loan losses)		0		0		0
Additions to non-current assets		20		30		73
Deposits		0		0		0
Average allocated shareholders' equity		5,218	[30]	5,329		5,103
Risk-weighted assets		16,000		18,000		15,000
of which: operational risk RWA	[28],[31]	5,000	[2]	5,000	[3]	3,000	[4]
Leverage exposure		€ 10,000		€ 10,000		€ 10,000
Employees (full-time equivalent) | employee	[28]	5,425		5,166		4,961
Post-tax return on average shareholders equity		12.90%	[5],[6]	8.00%	[7],[8]	5.20%	[9],[10]
Post-tax return on average tangible shareholders' equity		29.10%	[5],[6]	18.00%	[7],[8]	12.20%	[9],[10]
Cost/income ratio	[32]	59.26%	[11]	68.81%	[12]	76.57%	[13]
Includes:
Net interest income		€ 24		€ 25		€ (124)
Net income (loss) from equity method investments		52		36		42
Includes:
Equity method Investments		453		451		420
Corporate & Other
Disclosure of operating segments [line items]
Net revenues		(249)		1,406		2,324
Provision for credit losses		108		83		26
Noninterest expenses
Compensation and benefits		3,541		3,574		3,358
General and administrative expenses		(2,721)		(1,474)		(2,710)
Impairment of goodwill and other intangible assets		0		0		0
Restructuring activities		0		0		(1)
Total noninterest expenses		819		2,100		647
Noncontrolling interests		(289)		(199)		(166)
Profit (loss) before income taxes		(887)		(577)		1,817
Assets		54,000		21,000		54,000
Loans (gross of allowance for loan losses)		3,000		5,000		6,000
Additions to non-current assets		1,938		1,886		1,853
Deposits		8,000		13,000		10,000
Average allocated shareholders' equity		12,396		11,717		10,132
Risk-weighted assets		31,000		34,000		40,000
of which: operational risk RWA		14,000	[2]	13,000	[3]	19,000	[4]
Leverage exposure		€ 32,000		€ 38,000		€ 39,000
Employees (full-time equivalent) | employee		1,099		1,183		1,449
Includes:
Net interest income		€ 231		€ 991		€ 1,963
Net income (loss) from equity method investments		3		2		2
Includes:
Equity method Investments		€ 5		€ 6		€ 5

[1]	Consolidated net revenues comprise interest and similar income, interest expenses and total noninterest income (including net commission and fee income); revenues are attributed to countries based on the location in which the Group’s booking office is located; the location of a transaction on the Group’s books is sometimes different from the location of the headquarters or other offices of a customer and different from the location of the Group’s personnel who entered into or facilitated the transaction; where the Group records a transaction involving its staff and customers and other third parties in different locations frequently depends on other considerations, such as the nature of the transaction, regulatory considerations and transaction processing considerations

[2]	[4] Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 04 - Business segments and related information” of this report

[3]	Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. Prior periods have been updated accordingly. For more information, please refer to section “Note 04 - Business segments and related information” of this report

[4]	Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. Prior periods have been updated accordingly. For more information, please refer to section “Note 04 - Business segments and related information” of this report

[5]	[5] Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Note 04 - Business segments and related information” of this report

[6]	[6] Post-tax return on average shareholders’ equity and average tangible shareholders’ equity at the Group level reflect the reported effective tax rate for the Group, which was 25% for the year ended December 31, 2025; for post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the
Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28% for the year ended December 31, 2025; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report

[7]	Starting from the first quarter of 2024, the equity allocation framework has been updated. Prior periods have been updated accordingly. For more information, please refer to section “Note 04 - Business segments and related information” of this report

[8]	The post-tax return on average shareholders’ equity and average tangible shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 33% for the year ended December 31, 2024; for the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were
28% for the year ended December 31, 2024; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report

[9]	Starting from the first quarter of 2024, the equity allocation framework has been updated. Prior periods have been updated accordingly. For more information, please refer to section “Note 04 - Business segments and related information” of this report

[10]	The post-tax return on average shareholders’ equity and average tangible shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 19% for the year ended December 31, 2023; for the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were
28% for the year ended December 31, 2023; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report

[11]	[7]Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[12]	[6]Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[13]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[14]	As of year-end
[15]	Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[16]	Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 04 - Business segments and related information” of this report

[17]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[18]	[4]Starting from the first quarter of 2025, the representation of revenue sharing between Corporate Bank and Investment Bank has changed. For more information, please refer to section “Note 04 - Business segments and related information” of this report

[19]	[6]Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[20]	5As of year-end
[21]	[7] Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 04 - Business segments and related information” of this report

[22]	[8]Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[23]	3As of year-end
[24]	[4]Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[25]	[2]Starting from the fourth quarter of 2025, the Private Bank renamed “Wealth Management & Private Banking” to “Wealth Management”
[26]	[5]Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 04 - Business segments and related information” of this report

[27]	[7]Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[28]	1As of year-end
[29]	[2]Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[30]	[3] Starting from the fourth quarter 2025, the equity allocation framework for Asset Management has been updated. For more information, please refer to section “Note 04 -
Business segments and related information” of this report

[31]	[3]Starting from the first quarter of 2024 the allocation of operational risk RWA has changed. For more information, please refer to section “Note 04 - Business segments and related information” of this report

[32]	[5]Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income